Subsequent Events (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified		1 Months Ended		1 Months Ended	3 Months Ended																3 Months Ended
	Apr. 30, 2012	Apr. 30, 2012 Manager [Member]	Mar. 31, 2012 Manager [Member]	Apr. 30, 2012 Non Executive Member Of Board Of Directors [Member]	Sep. 30, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member] March 31, 2014 [Member]	Sep. 30, 2012 Subsequent Event [Member] April 1, 2014 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility B [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility B [Member] November 2012 To December 2015 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility B [Member] September 30, 2012 Through April 30, 2013 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility B [Member] May 31, 2013 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility B [Member] June 30, 2014 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility A [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility A [Member] September 30, 2012 Through April 30, 2013 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility A [Member] May 31, 2013 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility A [Member] June 30, 2014 [Member]	Sep. 30, 2012 Subsequent Event [Member] Facility A and Facility B [Member]	Sep. 30, 2012 Subsequent Event [Member] YA Global Master SPV Ltd [Member]	Sep. 30, 2012 Subsequent Event [Member] YA Global Master SPV Ltd [Member] Note Purchase Agreement [Member]	Jun. 30, 2012 Subsequent Event [Member] YA Global Master SPV Ltd [Member] Note Purchase Agreement [Member]	Sep. 30, 2012 Subsequent Event [Member] Dutchess Capital [Member]	Sep. 30, 2012 April 2012 Board Of Directors Meeting [Member] Manager [Member]	Sep. 30, 2012 April 2012 Board Of Directors Meeting [Member] Non Executive Member Of Board Of Directors [Member]	Dec. 31, 2011 April 2012 Board Of Directors Meeting [Member] Non Executive Member Of Board Of Directors [Member]	Sep. 30, 2012 October 2012 Board Of Directors Meeting [Member] Manager [Member]	Sep. 30, 2012 October 2012 Board Of Directors Meeting [Member] Non Executive Member Of Board Of Directors [Member]
Proceeds from (Repayments of) Debt					$ 2,513
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,820,406
Stock Authorized For Issuance In Lieu Of Related Party Fee		1,660,694		199,642																		1,660,694	159,712		2,196,500	326,790
Management Fees Payable			926																						807
Board Fees Payable Per Person																								31		30
Notes Receivable, Related Parties																				250
Debt Instrument, Frequency of Periodic Payment																			ten equal weekly installments
Debt Instrument, Payment Terms																			90 days
Line of Credit Facility, Periodic Payment									16,009	20	12	337		20	12	337
Line of Credit Facility, Frequency of Payment and Payment Terms																	principal repayments from June 1, 2013 through June 30, 2014
Line of Credit Facility, Interest Rate Description						LIBOR plus 1%	LIBOR plus 3.25%	LIBOR plus 4.25%					LIBOR plus 2.25%
Restructuring Charges						1,480
Sale Of Common Stock																		1,739,721			2,352,962
Proceeds from Issuance or Sale of Equity																		$ 432